Note 15 - Mining Interests - Disclosure of Detailed Information About Mining Interests, Exploration Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning mining interests	$ 435,613
Ending mining interests	463,391	$ 435,613
Exploration properties [member]
Statement Line Items [Line Items]
Beginning mining interests	81,962	86,928
Exploration and evaluation expenditures	30,481	27,800
Impairment (Note 18)	(1,061)	(29,172)
Transfer from exploration properties	(15,577)	(3,594)
Change in decommissioning liabilities (Note 22)	238
Ending mining interests	96,043	81,962
Exploration properties [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning mining interests	3,705
Exploration and evaluation expenditures	7,450	3,705
Impairment (Note 18)
Transfer from exploration properties	(2,456)
Change in decommissioning liabilities (Note 22)
Ending mining interests	8,699	3,705
Exploration properties [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning mining interests	14,316	7,777
Exploration and evaluation expenditures	11,738	8,233
Impairment (Note 18)
Transfer from exploration properties	(7,462)	(1,694)
Change in decommissioning liabilities (Note 22)
Ending mining interests	18,592	14,316
Exploration properties [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning mining interests	5,660	5,221
Exploration and evaluation expenditures	2,164	2,339
Impairment (Note 18)	(1,061)
Transfer from exploration properties	(5,659)	(1,900)
Change in decommissioning liabilities (Note 22)
Ending mining interests	1,104	5,660
Exploration properties [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning mining interests	3,486	13,982
Exploration and evaluation expenditures	3,862	3,291
Impairment (Note 18)		(13,787)
Transfer from exploration properties
Change in decommissioning liabilities (Note 22)
Ending mining interests	7,348	3,486
Exploration properties [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning mining interests	3,082	10,117
Exploration and evaluation expenditures	2,484	2,363
Impairment (Note 18)		(9,398)
Transfer from exploration properties
Change in decommissioning liabilities (Note 22)
Ending mining interests	5,566	3,082
Exploration properties [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning mining interests	12,538	9,599
Exploration and evaluation expenditures	1,751	2,939
Impairment (Note 18)
Transfer from exploration properties
Change in decommissioning liabilities (Note 22)
Ending mining interests	14,289	12,538
Exploration properties [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning mining interests	5,735	10,385
Exploration and evaluation expenditures		1,337
Impairment (Note 18)		(5,987)
Transfer from exploration properties
Change in decommissioning liabilities (Note 22)
Ending mining interests	5,735	5,735
Exploration properties [member] | All other segments [member]
Statement Line Items [Line Items]
Beginning mining interests	33,440	29,847
Exploration and evaluation expenditures	1,032	3,593
Impairment (Note 18)
Transfer from exploration properties
Change in decommissioning liabilities (Note 22)	238
Ending mining interests	$ 34,710	$ 33,440